Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Company's revenue and fixed assets by geographic area
The following presents the Company’s revenue by geographic area:

	Year ended December 31,
(In millions of U.S. dollars)	2017	2016	2015
Norway	210.0	483.2	648.6
United Kingdom	47.5	51.5	99.1
Total	257.5	534.7	747.7

Schedule of contract revenue by major customer
In the years ended December 31, 2017, 2016 and 2015, the Company had the following customers with contract revenues greater than 10% in any of the years presented:

	Year ended December 31,
Contract revenue split by client	2017	2016	2015
Statoil	32%	40%	44%
ExxonMobil	—%	25%	25%
Conoco Phillips	49%	25%	18%
Total	8%	10%	13%
Nexen	11%	—%	—%
Total	100%	100%	100%